Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets Measured on Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 30, 2020
Assets:
Marketable securities held in Trust Account	1	$13,542,749	13,545,503
Liabilities:
Warrant Liability – Private Warrants	3	770,250

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$13,545,503	$110,149,122

Schedule of Binomial Lattice Model for Private Warrants

The key inputs into the binomial lattice model incorporating the Cox-Ross-Rubenstein methodology for the Private Warrants were as follows at March 31, 2021:

Input	March 31, 2021
Risk-free interest rate	0.87%
Dividend yield	0.00%
Selected volatility	25.2%
Exercise price	$11.50
Market Stock Price	$10.27

Schedule of Changes in Fair Value of Warrant Liabilities	The following table presents the changes in the fair value of warrant liabilities for the period:
Private

Fair value as of March 31, 2021	$770,250